Note 2 - Warrant Liability and Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Warrant Liabilities

Balance as of March 31, 2023	$—
Additions	4,556
Change in fair value measurements - warrants mark-to-market	3,444
Settlement and reclassification to equity	(8,000)

Balance as of March 31, 2024	$—

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
Discount rate at issuance (1)	20.00%
Probability (2)	70% - 10% - 20%
Payment (3)	00 -8,000,00000
Expected term (in years)	0.48 - 0.98